UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Quarter ended: March 31, 2003

Not an amendment.

Institutional Investment Manager Filing this Report:
Name: Kinetics Asset Management, Inc.
Address: 470 Park Avenue South
4th Floor South
New York, N.Y. 10016

13F File Number: none

The institutional investment manager filing this report; and person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:
Name: Andrew M. Fishman
Title: Director of Compliance
Phone: 646-495-7347
Signature, Place, and Date of Signing:
Andrew M. Fishman
New York, New York
April 29, 2003

Report Type: 13F HOLDINGS REPORT

List of Other Managers Reporting for this Manager: none

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

Report Summary:
Number of Other Included Managers: none
Form 13F Information Table Entry Total:  128
Form Information Table Value Total: $239,661,786



NAME OF ISSUER					TITLE OF CLASS       CUSIP
	VALUE  SHARES INV. DISCRET.
MARKET      SHARES DISC


LIBERTY MEDIA CORPORATION-CLASS A-
Common-
530718105
1558746
160200
sole
ALLEGHANY CORP-
common-
017175100
356320
2176
sole
ANGLO AMERICAN PLC ADR-
common-
03485P102
203775
14250
sole
ASCENT MEDIA GROUP-
common-
043634104
355308
306300
sole
BARRA INC-
Common-
068313105
5742046
193400
sole
BERKSHIRE HATHAWAY INC-CLASS B-
common-
084670207
1859190
870
sole
CACI INTL INC-
common-
127190304
6164928
184800
sole
CENTERPOINT ENERGY, INC-
sole-
15189T107
5294796
751035
sole
CHECKFREE CORP-
common-
162813109
14919976
663700
sole
CMS ENERGY CORP-
common-
125896100
631075
143101
sole
COGNIZANT TECH SOLUTIONS COR-
Common-
192446102
504825
7500
sole
COMDISCO HOLDING COMPANY, INC-
common-
200334100
10428253
77465
sole
COMDISCO HOLDING COMPANY, INC-
rights-
200534118
2817236
11047986
sole
COMMONWEALTH TELEPHONE ENTPR-
Common-
203349105
9316800
240000
sole
COMMONWEALTH TELEPHONE ENTPR-CLASS B-
Common-
203349204
548520
14000
sole
COMPUCOM SYSTEMS INC-
common-
204780100
42700
12200
sole
DYNAMIC RESEARCH CORPORATION-
common-
268057106
757480
58000
sole
E SPEED  INC CL A-
common-
296643109
15186454
1305800
sole
E*TRADE GROUP INC-
common-
269246104
1052500
250000
sole
EDISON INTERNATIONAL-
common-
281020107
3128850
228550
sole
EL PASO CORPORATION-
common-
28336L109
2534950
419000
sole
EURONEXT-
common-
7153758
470933
26400
sole
FIDELITY NATIONAL INFO SOLUTIONS-
common-
31620P109
3571976
201572
sole
FIDELITY NATIONAL FINANCIAL-
common-
316326107
4635863
135750
sole
FINOVA GROUP INC-
common-
317928109
173323
939300
sole
GEMSTAR T V GUIDE INTERNATIONAL INC-
common-
36833W106
18345
5000
sole
GETTY IMAGES INC-
common-
374276103
1403206
51100
sole
GLOBAL LIGHT TELECOMMUNICATIONS INC-
common-
37934X100
2142
34000
sole
GOLDCORP INC-
common-
380956409
106100
10000
sole
GROUPE BRUXELLES LAMBERT-
common-
7097328-Sedol
1971482
55025
sole
HARRIS INTERACTIVE INC-
common-
414549105
6904800
1260000
sole
INTERACTIVE DATA CORPORATION-
common-
45840J107
182130
13000
sole
KNIGHT TRADING GROUP INC-
common-
499063105
7800
2000
sole
KROLL INC-
common-
501049100
19453126
908600
sole
LENDING TREE INC-
common-
52602Q105
1820520
156000
sole
LEUCADIA NATIONAL CORP-
common-
527288104
13374265
374210
sole
LEVEL 3 COMMUNICATIONS INC 6% CONV-
convertible-
52729NAS9
2185500
4700000
sole
LEVEL 3 COMMUNICATIONS INC-
common-
52729N100
7043400
1365000
sole
LIONBRIDGE TECHNOLOGIES INC-
common-
536252109
103000
50000
sole
LOOKSMART LTD-
common-
543442107
138000
50000
sole
LYNCH CORP-
common-
551137102
228000
28500
sole
LYNCH INTERACTIVE CORPORATION-
Common-
551146103
4939370
214790
sole
M & T BANK CORPORATION-
common-
55261F104
990108
12600
MARKEL CORPORATION-
common-
570535104
134220
600
sole
MARKETWATCH.COM INC-
Common-
570619106
1815360
244000
sole
MONTPELIER RE HOLDING LTD-
common-
G62185106
242520
8600
sole
MORGAN GROUP HOLDING CO-
common-
61735R104
10790
196190
sole
NET RATINGS INC-
common-
64116M108
817050
125700
sole
NEWMONT MINING CORPORATION-
common-
651639106
2986592
114210
sole
OVERSTOCK.COM-
common-
690370101
195000
20000
sole
PARGESA HOLDINGS-
common-
4671026-SEDOL
1170000
500
sole
P G & E CORP-
common-
69331C108
3188323
237050
sole
PRIMACOM AG
common-
74154N108
118748
611000
sole
PROGRESSIVE CORP-
common-
743315103
177930
3000
sole
PROQUEST COMPANY-
common-
74346P102
3034356
146800
sole
QUANTA SERVICES INC-
common-
74762E102
32000
10000
sole
RCN CORPORATION-
Common-
749361101
2328
3650
sole
R.H. DONNELLEY CORPORATION-
common-
74955W307
400680
13500
sole
REGISTER.COM INC-
common-
75914G101
77280
14000
sole
RELIANT RESOURCES INC-
common-
75952B105
1595592
448200
sole
RITCHIE BROTHERS AUCTIONEERS INC-
common-
767744105
925932
29200
sole
SAFEGUARD SCIENTIFICS SUB NTS CONV 5%-
Convertible notes-
786449AE8
17045174
25073000
sole
SCRIPPS E W OHIO CL A-
common-
811054204
3544632
46800
sole
SINA CORP-
common-
G81477104
801000
100000
sole
SOHU COM INC-
common-
83408W103
819000
75000
sole
STILLWATER MINING COMPANY-
common-
86074Q102
45000
18000
sole
SUNCOR ENERGY INC-
common-
867229106
167712
9600
sole
SUNSHINE PCS CORP-
common-
86783P106
31772
158740
sole
SYNAVANT INC-
common-
87157A105
16048
10030
sole
TELEPHONE & DATA SYSTEMS INC-
Common-
879433100
212732
5200
sole
TEXAS PACIFIC LAND TRUST-
common-
882610108
280253
6450
sole
TREDEGAR CORPORATION-
Common-
894650100
38240
3200
sole
TRIZEC HAHN CORP 3% 01/29/2021-
convertible bond-
896938AB3
1736613
3115000
sole
TXU CORP-
common-
873168108
268643
15050
sole
U S A INTERACTIVE-
common-
902984103
2069391
77219
sole
U S A INTERACTIVE-
warrants-
902984111
865
84
sole
U S A INTERACTIVE-
cpnvertible preferred-
902984202
5084688
108180
sole
UNITEDGLOBALCOM INC-CL A-
Common-
913247508
3658862
1199627
sole
UNITED PAN-EUROPE COMMUNICATIONS NV-
common-
911300200
77556
1410100
sole
US SEARCH.COM-
common-
903404101
204800
320000
sole
WASHINGTON POST COMPANY-
common-
939640108
4207398
6175
sole
WEB MD CORPORATION-
common-
94769M105
929060
103000
sole
WESCO FINL CORP-
common-
950817106
1877400
6300
sole
WHITE MOUNTAINS INSURANCE GROUP LIMITED-
common-
G9618E107
2414025
7101
sole
WILEY JOHN & SONS INC CL A
common-
968223206
1095444
48300
sole
WILEY JOHN & SONS INC CL B-
common-
968223305
226500
10000
sole
WILLIAMS COMPANIES INC-
common-
969457100
4377116
955702
sole
WILLIAMS COMPANIES INC 9% 2/16/05-
convertible preferred-
969457886
177270
19000
sole
XM SATELLITE RADIO HOLDINGS INC-
common-
983759101
434093
73700
sole
ABBOTT LABORATORIES
Common-
002824100
639370
17000
sole
AMGEN INC-
Common-
031162100
1857426
32275
sole
AVAX TECHNOLOGIES INC-
common-
6000
50000
sole
AVENTIS SA-
Common-
053561106
529800
12000
sole
BIO TECHNOLOGY GENERAL CORPORATION-
Common-
090578105
89100
33000
sole
BIOGEN INC-
Common-
09597105
449400
15000
sole
BIOMIRA INC-
Common-
0961R106
42920
37000
sole
CELL GENESYS INC-
common-
150921104
86648
11725
sole
CELL PATHWAYS INC-
common-
15114R101
12350
13000
sole
CHIRON CORPORATION-
Common-
170040109
1237500
33000
sole
ELAN CORPORATION PLC-CONTINGENT VALUE RIGHT-
right-
G29539148
16
31000
sole
ENTREMED INC-
common-
29382F103
11110
11000
sole
GENENCOR INTERNATIONAL INC-
common-
368709101
167475
16500
sole
GENENTECH INC-
Common-
368710406
927065
26480
sole
GENZYME CORPORATION-
Common-
372917104
1202850
33000
sole
GENZYME MOLECULAR ONCOLOGY-
Common-
372917500
24820
17000
sole
GLAXO SMITHKLINE-
Common-
37733W105
797863
22673
sole
HUMAN GENOME SCIENCES INC-
Common-
444903108
145350
17000
sole
HUMAN GENOME SCIENCES INC 5% 2/01/07-
convertible bond-
444903AF5
361125
450000
sole
IDEC PHARMACEUTICALS CORPORATION-
Common-
449370205
1163480
34000
sole
ILEX ONCOLOGY INC-
Common-
451923106
268540
29000
sole
IMPATH INC-
Common-
45255G101
349960
26000
sole
JOHNSON & JOHNSON
Common-
478160104
578700
10000
sole
ELI LILLY AND COMPANY-
Common-
532457108
914400
16000
sole
MGI PHARMA INC-
Common-
552880106
126000
10000
sole
MEDAREX INC-
common-
583916101
45220
14000
sole
MEDIMMUNE INC-
Common-
584699102
902825
27500
sole
MERCK & CO INC-
Common-
589331107
493020
9000
sole
MILLENIUM PHARMACEUTICALS INC-
Common-
599902103
159527
20296
sole
NEO RX CORPORATION-
Common-
640520300
20520
27000
sole
NOVARTIS AG ADR-
Common-
66987V109
1815940
49000
sole
ONYX PHARMACEUTICALS INC-
common-
683399109
99960
12000
sole
PFIZER INC-
common-
717081103
124640
4000
sole
PHARMACIA CORP-
Common-
71713U102
1755339
40539
sole
PROTEIN DESIGN LABS INC-
common-
74369L103
74300
10000
sole
RIBOZYME PHARMACEUTICALS INC-
common-
762567105
5070
13000
sole
ROCHE HOLDING AG ADR-
Common-
771195104
239444
4000
sole
TARGETED GENETICS CORPORATION-
common-
87612M108
4600
10000
sole
WYETH-
common-
983024100
1055178
27900
sole
239661786

/DOCUMENT
/SUBMISSION